Shareholders' Equity (Details) - Schedule of options outstanding	12 Months Ended
Mar. 31, 2022 USD ($) $ / shares shares
Schedule Of Options Outstanding Abstract
Number Outstanding, Options Outstanding, beginning balance | shares
Weighted Average Exercise Price, Options Outstanding, beginning balance | $ / shares
Contractual Life in Days, Options Outstanding, beginning balance
Intrinsic Value, Options Outstanding, beginning balance | $
Number Outstanding, Options Exercisable, beginning balance | shares
Weighted Average Exercise Price, Options Exercisable, beginning balance | $ / shares
Contractual Life in Days, Options Exercisable, beginning balance
Intrinsic Value, Options Exercisable, beginning balance | $
Number Outstanding, Options granted | shares	300,000
Weighted Average Exercise Price, Options granted | $ / shares	$ 5.12
Contractual Life in Days, Options granted	45 years
Intrinsic Value, Options granted | $
Number Outstanding, Options forfeited | shares
Weighted Average Exercise Price, Options forfeited | $ / shares
Contractual Life in Days, Options forfeited
Intrinsic Value, Options forfeited | $
Number Outstanding, Options expired | shares	(300,000)
Weighted Average Exercise Price, Options expired | $ / shares	$ 5.12
Contractual Life in Days, Options expired	45 years
Intrinsic Value, Options expired | $
Number Outstanding, Options Outstanding, ending balance | shares
Weighted Average Exercise Price, Options Outstanding, ending balance | $ / shares
Contractual Life in Days, Options Outstanding, ending balance
Intrinsic Value, Options Outstanding, ending balance | $
Number Outstanding, Options Exercisable, ending balance | shares
Weighted Average Exercise Price, Options Exercisable, ending balance | $ / shares
Contractual Life in Days, Options Exercisable, ending balance
Intrinsic Value, Options Exercisable, ending balance | $